SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 226,729	$ 163,362
Depreciation and amortization	5,101	5,455	$ 4,710
Expenditure for segment assets	11,423	5,126
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	78,541	33,726
Depreciation and amortization	905	642
Expenditure for segment assets	3,179	1,972
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	45,305	40,698
Depreciation and amortization	1,107	1,040
Expenditure for segment assets	839	1,124
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	93,473	80,014
Depreciation and amortization	2,894	3,412
Expenditure for segment assets	7,180	1,347
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,321	10,182
Depreciation and amortization	356	388
Expenditure for segment assets	225	683
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(911)	(1,258)
Depreciation and amortization	(161)	(27)
Expenditure for segment assets	$ 0	$ 0